Provisions - Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Current provisions at start of period	€ 1,977	€ 1,463
Non-current provisions at start of period	996	1,035
Total provisions	1,627	2,972	€ 2,498
Additions	706	1,865
Utilizations	(1,821)	(1,336)
Releases	(114)	(113)
Accretion	7	45
Changes in discount rate		(8)
Translation differences and other	(123)	21
Total change	(1,345)	474
Current provisions at end of period	712	1,977
Non-current provisions at end of period	915	996
Product warranty
Disclosure of other provisions [line items]
Current provisions at start of period	522	624
Non-current provisions at start of period	63	67
Total provisions	456	585	692
Additions	328	439
Utilizations	(385)	(507)
Releases	(32)	(15)
Accretion	0	0
Changes in discount rate		0
Translation differences and other	(39)	(24)
Total change	(129)	(107)
Current provisions at end of period	373	522
Non-current provisions at end of period	83	63
Environmental
Disclosure of other provisions [line items]
Current provisions at start of period	20	22
Non-current provisions at start of period	76	80
Total provisions	83	96	102
Additions	7	9
Utilizations	(14)	(15)
Releases	0	0
Accretion	4	5
Changes in discount rate		(7)
Translation differences and other	(11)	4
Total change	(13)	(5)
Current provisions at end of period	19	20
Non-current provisions at end of period	64	76
Restructuring-related
Disclosure of other provisions [line items]
Current provisions at start of period	77	102
Non-current provisions at start of period	16	14
Total provisions	90	94	116
Additions	169	131
Utilizations	(124)	(127)
Releases	(46)	(26)
Accretion	0	0
Changes in discount rate		0
Translation differences and other	(4)	(1)
Total change	(4)	(23)
Current provisions at end of period	84	77
Non-current provisions at end of period	5	16
Legal
Disclosure of other provisions [line items]
Current provisions at start of period	1,066	477
Non-current provisions at start of period	13	10
Total provisions	31	1,079	487
Additions	15	1,015
Utilizations	(1,047)	(477)
Releases	(8)	(28)
Accretion	1	38
Changes in discount rate		0
Translation differences and other	(9)	44
Total change	(1,048)	592
Current provisions at end of period	18	1,066
Non-current provisions at end of period	12	13
Other
Disclosure of other provisions [line items]
Current provisions at start of period	229	181
Non-current provisions at start of period	216	248
Total provisions	337	446	429
Additions	116	185
Utilizations	(166)	(124)
Releases	(26)	(35)
Accretion	0	(1)
Changes in discount rate		0
Translation differences and other	(33)	(8)
Total change	(109)	16
Current provisions at end of period	140	229
Non-current provisions at end of period	196	216
Post-employment benefits
Disclosure of other provisions [line items]
Current provisions at start of period	0	0
Non-current provisions at start of period	560	558
Total provisions	520	560	558
Additions	66	81
Utilizations	(85)	(76)
Releases	0	(5)
Accretion	0	0
Changes in discount rate		0
Translation differences and other	(22)	2
Total change	(40)	3
Current provisions at end of period	0	0
Non-current provisions at end of period	520	560
Contingent consideration
Disclosure of other provisions [line items]
Current provisions at start of period	61	57
Non-current provisions at start of period	52	58
Total provisions	111	113	€ 115
Additions	4	5
Utilizations	(1)	(9)
Releases	(2)	(3)
Accretion	1	3
Changes in discount rate		0
Translation differences and other	(5)	3
Total change	(3)	(2)
Current provisions at end of period	77	61
Non-current provisions at end of period	€ 34	€ 52